Income Taxes - Additional Information (Detail) - USD ($)	Jul. 11, 2014	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Uncertain tax position accrued		$ 0	$ 0
Uncertain tax positions interest and penalties accrued		0	$ 0
Federal and State [Member]
Income Taxes [Line Items]
Operating loss carryforward		6,000,000
Australia [Member]
Income Taxes [Line Items]
Operating loss carryforward		300,000
Germany [Member] | Corporate Income Tax [Member]
Income Taxes [Line Items]
Operating loss carryforward		5,900,000
Reduction of net operating loss carryforward	$ 619,820,000
Germany [Member] | Trade Tax [Member]
Income Taxes [Line Items]
Operating loss carryforward		$ 5,700,000
Reduction of net operating loss carryforward	$ 644,795,000